Disclosures related to loans individually evaluated for impairment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Related Allowance	$ 140,146		$ 103,799
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	99,960		274,245
Impaired Financing Receivable, with Related Allowance, Recorded Investment	833,954		655,416
Recorded Investment	933,914		929,661
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	131,837		363,398
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	894,518		710,837
Unpaid Principal Balance	1,026,355		1,074,235
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	5		293
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	4,487		8,108
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,419		12,837
Recorded Investment	6,906		20,945
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	4,487		10,063
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	7,500		17,538
Unpaid Principal Balance	11,987		27,601
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	139,508		85,886
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	97,629		203,581
Impaired Financing Receivable, with Related Allowance, Recorded Investment	829,807		607,149
Recorded Investment	927,436		810,730
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	128,490		270,220
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	889,977		658,192
Unpaid Principal Balance	1,018,467		928,412
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	5		293
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	4,487		8,108
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,419		12,837
Recorded Investment	6,906		20,945
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	4,487		10,063
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	7,500		17,538
Unpaid Principal Balance	11,987		27,601
UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	638	[1]	17,913
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,331	[1]	70,664
Impaired Financing Receivable, with Related Allowance, Recorded Investment	4,147	[1]	48,267
Recorded Investment	6,478	[1]	118,931
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	3,347	[1]	93,178
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	4,541	[1]	52,645
Unpaid Principal Balance	7,888	[1]	145,823
Commercial Multi Family [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0		0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0		11,073
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0		0
Recorded Investment	0		11,073
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		17,812
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0		0
Unpaid Principal Balance	0		17,812
Commercial Multi Family [Member] | PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0		0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0		3,405
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0		0
Recorded Investment	0		3,405
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		6,942
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0		0
Unpaid Principal Balance	0		6,942
Commercial Multi Family [Member] | UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	[1]	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	[1]	7,668
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	[1]	0
Recorded Investment	0	[1]	7,668
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	[1]	10,870
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	[1]	0
Unpaid Principal Balance	0	[1]	10,870
Commercial Real Estate Non Owner Occupied [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	5,182		2,368
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	7,929		74,261
Impaired Financing Receivable, with Related Allowance, Recorded Investment	50,324		19,120
Recorded Investment	58,253		93,381
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	7,929		92,790
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	53,154		19,407
Unpaid Principal Balance	61,083		112,197
Commercial Real Estate Non Owner Occupied [Member] | PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	5,182		2,368
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	7,929		47,245
Impaired Financing Receivable, with Related Allowance, Recorded Investment	50,324		19,120
Recorded Investment	58,253		66,365
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	7,929		55,397
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	53,154		19,407
Unpaid Principal Balance	61,083		74,804
Commercial Real Estate Non Owner Occupied [Member] | UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	[1]	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	[1]	27,016
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	[1]	0
Recorded Investment	0	[1]	27,016
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	[1]	37,393
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	[1]	0
Unpaid Principal Balance	0	[1]	37,393
Commercial Real Estate Owner Occupied [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	16,770		6,473
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	14,897		49,373
Impaired Financing Receivable, with Related Allowance, Recorded Investment	114,163		55,826
Recorded Investment	129,060		105,199
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	16,110		67,455
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	127,855		74,420
Unpaid Principal Balance	143,965		141,875
Commercial Real Estate Owner Occupied [Member] | PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	16,770		6,473
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	14,897		33,749
Impaired Financing Receivable, with Related Allowance, Recorded Investment	114,163		55,826
Recorded Investment	129,060		89,575
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	16,110		47,545
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	127,855		74,420
Unpaid Principal Balance	143,965		121,965
Commercial Real Estate Owner Occupied [Member] | UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	[1]	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	[1]	15,624
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	[1]	0
Recorded Investment	0	[1]	15,624
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	[1]	19,910
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	[1]	0
Unpaid Principal Balance	0	[1]	19,910
Commercial And Industrial Loans [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	42,784		7,568
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	24,215		57,493
Impaired Financing Receivable, with Related Allowance, Recorded Investment	145,633		30,370
Recorded Investment	169,848		87,863
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	31,972		69,969
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	148,204		33,152
Unpaid Principal Balance	180,176		103,121
Commercial And Industrial Loans [Member] | PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	42,784		7,568
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	23,965		55,665
Impaired Financing Receivable, with Related Allowance, Recorded Investment	145,633		30,370
Recorded Investment	169,598		86,035
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	31,722		68,141
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	148,204		33,152
Unpaid Principal Balance	179,926		101,293
Commercial And Industrial Loans [Member] | UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	[1]	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	250	[1]	1,828
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	[1]	0
Recorded Investment	250	[1]	1,828
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	250	[1]	1,828
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	[1]	0
Unpaid Principal Balance	250	[1]	1,828
Commercial Real Estate Construction Financing Receivable Member | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	363		177
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	10,693		20,162
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,575		2,324
Recorded Investment	13,268		22,486
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	28,994		42,614
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	7,980		9,047
Unpaid Principal Balance	36,974		51,661
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	363		177
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	10,693		14,499
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,575		2,324
Recorded Investment	13,268		16,823
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	28,994		36,951
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	7,980		9,047
Unpaid Principal Balance	36,974		45,998
Commercial Real Estate Construction Financing Receivable Member | UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	[1]	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	[1]	5,663
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	[1]	0
Recorded Investment	0	[1]	5,663
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	[1]	5,663
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	[1]	0
Unpaid Principal Balance	0	[1]	5,663
Mortgages [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	46,111		55,667
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	36,864		47,444
Impaired Financing Receivable, with Related Allowance, Recorded Investment	398,960		404,629
Recorded Investment	435,824		452,073
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	41,554		53,694
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	429,945		426,963
Unpaid Principal Balance	471,499		480,657
Mortgages [Member] | PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	45,838		38,034
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	35,658		40,910
Impaired Financing Receivable, with Related Allowance, Recorded Investment	395,911		358,437
Recorded Investment	431,569		399,347
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	39,248		45,181
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	426,502		376,393
Unpaid Principal Balance	465,750		421,574
Mortgages [Member] | UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	273	[1]	17,633
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,206	[1]	6,534
Impaired Financing Receivable, with Related Allowance, Recorded Investment	3,049	[1]	46,192
Recorded Investment	4,255	[1]	52,726
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,306	[1]	8,513
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,443	[1]	50,570
Unpaid Principal Balance	5,749	[1]	59,083
Legacy [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0		0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0		6,045
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0		0
Recorded Investment	0		6,045
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		8,715
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0		0
Unpaid Principal Balance	0		8,715
Legacy [Member] | UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	[1]	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	[1]	6,045
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	[1]	0
Recorded Investment	0	[1]	6,045
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	[1]	8,715
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	[1]	0
Unpaid Principal Balance	0	[1]	8,715
Finance Leases Portfolio Segment Member | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	770		1,053
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0		0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	3,023		2,893
Recorded Investment	3,023		2,893
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,023		2,893
Unpaid Principal Balance	3,023		2,893
Finance Leases Portfolio Segment Member | PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	770		1,053
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0		0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	3,023		2,893
Recorded Investment	3,023		2,893
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,023		2,893
Unpaid Principal Balance	3,023		2,893
Finance Leases Portfolio Segment Member | UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	[1]	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	[1]	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	[1]	0
Recorded Investment	0	[1]	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	[1]	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	[1]	0
Unpaid Principal Balance	0	[1]	0
Consumer Loan [Member] | Consumer Credit Card Financing Receivable [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	8,023		8,344
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0		0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	41,477		45,015
Recorded Investment	41,477		45,015
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	41,477		45,015
Unpaid Principal Balance	41,477		45,015
Consumer Loan [Member] | Consumer Credit Card Financing Receivable [Member] | PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	8,023		8,344
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0		0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	41,477		45,015
Recorded Investment	41,477		45,015
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	41,477		45,015
Unpaid Principal Balance	41,477		45,015
Consumer Loan [Member] | Consumer Credit Card Financing Receivable [Member] | UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	[1]	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	[1]	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	[1]	0
Recorded Investment	0	[1]	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	[1]	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	[1]	0
Unpaid Principal Balance	0	[1]	0
Consumer Loan [Member] | Home Equity Line of Credit [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	362		0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	791		198
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,095		0
Recorded Investment	1,886		198
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	791		198
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,095		0
Unpaid Principal Balance	1,886		198
Consumer Loan [Member] | Home Equity Line of Credit [Member] | PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0		0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0		0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0		0
Recorded Investment	0		0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0		0
Unpaid Principal Balance	0		0
Consumer Loan [Member] | Home Equity Line of Credit [Member] | UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	362	[1]	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	791	[1]	198
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,095	[1]	0
Recorded Investment	1,886	[1]	198
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	791	[1]	198
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,095	[1]	0
Unpaid Principal Balance	1,886	[1]	198
Consumer Loan [Member] | Personal [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	19,410		21,313
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0		0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	71,825		78,475
Recorded Investment	71,825		78,475
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	71,825		78,475
Unpaid Principal Balance	71,825		78,475
Consumer Loan [Member] | Personal [Member] | PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	19,410		21,313
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0		0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	71,825		78,475
Recorded Investment	71,825		78,475
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	71,825		78,475
Unpaid Principal Balance	71,825		78,475
Consumer Loan [Member] | Personal [Member] | UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	[1]	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	[1]	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	[1]	0
Recorded Investment	0	[1]	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	[1]	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	[1]	0
Unpaid Principal Balance	0	[1]	0
Consumer Loan [Member] | Consumer Loans Auto Financing Receivable [Member] | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	262		171
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0		88
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,932		1,354
Recorded Investment	1,932		1,442
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		88
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,932		1,354
Unpaid Principal Balance	1,932		1,442
Consumer Loan [Member] | Consumer Loans Auto Financing Receivable [Member] | PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	262		171
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0		0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,932		1,354
Recorded Investment	1,932		1,354
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,932		1,354
Unpaid Principal Balance	1,932		1,354
Consumer Loan [Member] | Consumer Loans Auto Financing Receivable [Member] | UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	[1]	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	[1]	88
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	[1]	0
Recorded Investment	0	[1]	88
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	[1]	88
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	[1]	0
Unpaid Principal Balance	0	[1]	88
Consumer Loan [Member] | Consumer Other Financing Receivable Member | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	104		372
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	84		0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	528		2,573
Recorded Investment	612		2,573
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	528		2,573
Unpaid Principal Balance	528		2,573
Consumer Loan [Member] | Consumer Other Financing Receivable Member | PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	101		92
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0		0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	525		498
Recorded Investment	525		498
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0		0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	525		498
Unpaid Principal Balance	525		498
Consumer Loan [Member] | Consumer Other Financing Receivable Member | UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	3	[1]	280
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	84	[1]	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	3	[1]	2,075
Recorded Investment	87	[1]	2,075
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	[1]	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3	[1]	2,075
Unpaid Principal Balance	$ 3	[1]	$ 2,075

[1]	Excludes impaired loans from discontinued operations.